Statutory Reserves and Other Reserves	12 Months Ended
Jun. 30, 2018
Disclosure Of Statutory Reserves and Other Reserves [Abstract]
Disclosure Of Statutory Reserves and Other Reserves [Text Block]
26.
Statutory Reserves and Other Reserves

Statutory Reserves
According to the Company Law of the PRC and the Articles of Association of individual subsidiaries in China, each of them in China is required each year to transfer 10% of the profit after tax as reported in its PRC statutory financial statements to the statutory common reserve fund, except where the fund has reached 50% of the registered capital of the company. This fund can be used to make up any losses incurred or be converted into paid-in capital, provided that the fund does not fall below 25% of the registered capital. As of June 30, 2018, the balance of statutory reserves is provided from the profit after tax of NKY.

The statutory common reserve fund is not distributable except upon liquidation.

Foreign currency translation reserve
The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations as well as from the translation of liabilities that hedge the Group’s net investment in a foreign subsidiary.

The following reserves are included in the caption “Other Reserves”.

Realized capital reserve
The realized capital reserve comprises the cumulative net capital gains that have been realized.

Revaluation reserve
The revaluation reserve relates to historic revaluations of property, plant and equipment.

Hedging reserve
The hedging reserve comprises the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions that have not yet settled.

Defined benefit plan reserve

The defined benefit plan reserve contains actuarial gains and losses on plan assets and defined benefit obligations.

Fair value reserve
The fair value reserve comprises the cumulative net change in the fair value of financial assets and equity investments elected at fair value through other comprehensive income until the investments are derecognized or impaired.